SCHEDULE OF MISPLACED CRYPTOCURRENCIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Total the right to recover the crypto assets, net		$ 3,944,809
Bitcoin Cryptocurrencies [Member]
Finite-Lived Intangible Assets [Line Items]
Total the right to recover the crypto assets, net		1,952,598
USD Coin Cryptocurrencies [Member]
Finite-Lived Intangible Assets [Line Items]
Total the right to recover the crypto assets, net		$ 1,992,211